Debt (Balances Outstanding) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Jan. 31, 2012
Commercial Paper and Revolving Credit Facility
Maximum amount available under the line of credit facility	$ 3,750		$ 3,900		$ 1,750
Amount Outstanding	0		0
Commercial Paper [Member]
Commercial Paper and Revolving Credit Facility
Effective Date	Nov. 10, 1986
Maximum amount available under the line of credit facility	2,000		2,000
Amount Outstanding	0		0
Revolving Credit Facility [Member] | 4 Year Revolving Credit Facility [Member]
Commercial Paper and Revolving Credit Facility
Effective Date	Jan. 06, 2012
Expiration Date	Jan. 06, 2016
Maximum amount available under the line of credit facility	1,750		0
Amount Outstanding	0		0
Term of Credit Facility	4 years
Revolving Credit Facility [Member] | 5 Year Revolving Credit Facility [Member]
Commercial Paper and Revolving Credit Facility
Effective Date	Aug. 09, 2007	[1]
Expiration Date	Aug. 09, 2012	[1]
Maximum amount available under the line of credit facility	0	[1]	1,900	[1]
Amount Outstanding	$ 0	[1]	$ 0	[1]
Term of Credit Facility	5 years

[1]	Terminated in January 2012.